Taxation (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Taxation [Abstract]
Accrued interest receivable	$ (159,357)	$ (1,340)
Accrued interest payable	49,827	82,724
Provision for loan losses	967,028	121,476
Accruals	4,109	40,580
Deferred tax assets	$ 861,607	$ 243,440